Shareholders' Equity - Additional Information (Detail)							1 Months Ended	3 Months Ended																12 Months Ended
	May 25, 2022 $ / shares	Jul. 01, 2021 USD ($)	May 27, 2021 $ / shares	Jun. 17, 2020 $ / shares	May 31, 2019 $ / shares	Jan. 22, 2007	Oct. 31, 2016	Mar. 31, 2023 $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Sep. 30, 2022 $ / shares	Jun. 30, 2022 $ / shares	Mar. 31, 2022 $ / shares	Dec. 31, 2021 USD ($) $ / shares shares	Sep. 30, 2021 $ / shares	Jun. 30, 2021 $ / shares	Mar. 31, 2021 $ / shares	Dec. 31, 2020 USD ($) $ / shares	Sep. 30, 2020 $ / shares	Jun. 30, 2020 $ / shares	Mar. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares	Sep. 30, 2019 $ / shares	Jun. 30, 2019 $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2007	Dec. 31, 2022 EUR (€) € / shares shares	May 20, 2012	May 20, 2011	May 20, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Authorized share capital | €																													€ 1,810,000,000
Common stock, shares authorized									1,200,000,000															1,200,000,000					1,200,000,000
Preference stock, shares authorized									540,000,000															540,000,000					540,000,000
Common stock, nominal value | € / shares																													€ 1.04
Common stock, shares issued									911,281,920				911,276,920											911,281,920	911,276,920				911,281,920
Common stock, shares outstanding									903,865,763				906,518,057											903,865,763	906,518,057				903,865,763
Shares issued as a percentage of par value of the preference shares to be issued						25.00%
Preference shares outstanding maximum period																												2 years
Expiration period of options after date of grant, in years						10 years
Expiration extended period of options after date of grant,in years							10 years
Preference share issued									0				0											0	0				0
Company owned treasury stock									7,416,157				4,758,863											7,416,157	4,758,863				7,416,157
Transfer of treasury shares to employees under the Company's share based remuneration programs									74,520,215															74,520,215					74,520,215
Transfer of treasury shares to employees under the Company's share based remuneration during the year																								6,587,002
Total intrinsic value of options exercised | $													$ 2,000,000				$ 2,000,000								$ 2,000,000	$ 2,000,000
Total intrinsic value of options outstanding | $													1,000,000												1,000,000
Grant date fair value of shares vested | $																								$ 189,000,000	181,000,000	141,000,000
Stock-based compensation, excluding payroll tax and social contribution, capitalized as part of inventory | $									$ 11,000,000				$ 9,000,000				$ 6,000,000							11,000,000	9,000,000	6,000,000
Total unrecognized compensation cost related to the grant of unvested shares | $									$ 228,000,000															$ 228,000,000
Employee service share-based compensation, unvested awards, total compensation cost not yet recognized, period for recognition																								9 months
Deferred income tax benefit relating to unvested share based compensation expense | $																								$ 15,000,000	14,000,000	10,000,000
Dividends, per share | $ / shares	$ 0.24		$ 0.24	$ 0.168	$ 0.24				$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.042	$ 0.042	$ 0.042	$ 0.042	$ 0.06	$ 0.06	$ 0.06	$ 0.06
Dividends payable to stockholders | $									$ 60,000,000				$ 55,000,000											60,000,000	55,000,000
Scenario Forecast [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividends, per share | $ / shares								$ 0.06
Dividend Distribution First Installment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend paid | $																								55,000,000	54,000,000	37,000,000	$ 53,000,000
Dividend Distribution Second Installment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend paid | $																								54,000,000	55,000,000	38,000,000	53,000,000
Dividend Distribution Third Installment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend paid | $																								48,000,000	54,000,000	34,000,000	48,000,000
Dividend Distribution Remaining Portion of Third Installment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend paid | $																								6,000,000		4,000,000	6,000,000
Dividend Distribution of Last Installment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend paid | $																									$ 55,000,000	$ 38,000,000	$ 54,000,000
Dividends payable to stockholders | $									$ 54,000,000															$ 54,000,000
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transfer of treasury shares to employees under the Company's share based remuneration during the year																								6,606,203
Vesting period of awards																								3 years
Supervisory Board 2012 Plan [Member] | Supervisory Board [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards are granted at the nominal value of the share | € / shares																													€ 1.04
Vesting period of awards																								3 years
Vesting schedule for Supervisory Board																								one third every year
Employee Plan 2009 [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sub plan for employees of Company's European subsidiaries for statutory payroll tax purposes nonvested shares vested over requisite service period																														32.00%	32.00%	36.00%
2019 CEO Special Bonus [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transfer of treasury shares to employees under the Company's share based remuneration during the year																								11,652
Weighted average grant-date fair value of nonvested shares granted to employees under Employee Plan | $ / shares																								$ 14.97
Employee Plan 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant-date fair value of nonvested shares granted to employees under Employee Plan | $ / shares																								$ 19.28
Employee Plan 2019 [Member] | Performance Conditions [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares to vest																								66.67%
Employee Plan 2019 [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transfer of treasury shares to employees under the Company's share based remuneration during the year																								2,345,411
2020 CEO Special Bonus [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transfer of treasury shares to employees under the Company's share based remuneration during the year																								5,333
Weighted average grant-date fair value of nonvested shares granted to employees under Employee Plan | $ / shares																								$ 26.64
Employee Plan 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant-date fair value of nonvested shares granted to employees under Employee Plan | $ / shares																								$ 30.17
Employee Plan 2020 [Member] | Performance Conditions [Member] | Share-based Payment Arrangement, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares to vest																								100.00%
Employee Plan 2020 [Member] | Performance Conditions [Member] | Share-based Payment Arrangement, Tranche Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares to vest																								100.00%
Employee Plan 2020 [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transfer of treasury shares to employees under the Company's share based remuneration during the year																								2,492,520
Employee Plan 2022 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant-date fair value of nonvested shares granted to employees under Employee Plan | $ / shares																								$ 35.92
Shares expected to vest									2,705,521															2,705,521					2,705,521
Employee Plan 2022 [Member] | Performance Conditions [Member] | Share-based Payment Arrangement, Tranche Six [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares to vest																								100.00%
Employee Plan 2022 [Member] | Performance Conditions [Member] | Share-based Payment Arrangement, Tranche Seven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares to vest																								100.00%
Employee Plan 2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant-date fair value of nonvested shares granted to employees under Employee Plan | $ / shares																								$ 39.20
Employee Plan 2021 [Member] | Performance Conditions [Member] | Share-based Payment Arrangement, Tranche Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares to vest																								66.67%
Employee Plan 2021 [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transfer of treasury shares to employees under the Company's share based remuneration during the year																								1,751,287
Share Buy-Back Program Launched on July 1, 2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period of buy-back program		3 years
Stock Repurchase Program, Remaining Authorized Repurchase Amount | $		$ 1,040,000,000							$ 346,000,000															$ 346,000,000
Number of common shares authorized to repurchase									9,200,000															9,200,000					9,200,000